LEGG MASON OPPORTUNITY TRUST
                 (a series of Legg Mason Investment Trust, Inc.)

     Supplement to the Statement of Additional Information dated May 1, 2003

The first and second paragraphs in the "Additional Purchase and Redemption Information" section on page 24 of the Statement of Additional Information are replaced in their entirety with the following:

         The fund offers two classes of shares -- Primary Class and Institutional Class shares. Other classes of shares may be offered in the future. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to the Legg Mason Core4College 529 Plan. And Institutional Class shares are offered to institutional clients of Legg Mason Trust, fsb for which it exercises discretionary investment or management responsibility and accounts of the customers with such institutional clients ("Customers"). Institutional Class shares are also offered for sale to employees of LMFM and spouses and children of such persons. Many of the parameters governing Customers' investments will be established by their institutions. Institutional clients may purchase shares for Customer Accounts maintained for individuals. Primary Class shares are available to all other investors.


                    THIS SUPPLEMENT IS DATED AUGUST 8, 2003.

                          Legg Mason Opportunity Trust
       Supplement to the Institutional Class Prospectus dated May 1, 2003


The following information replaces in its entirety the information under the headings "How To Invest" and "How To Sell Your Shares" on pages 8 and 9:

HOW TO INVEST

Institutional Class shares are currently offered for sale to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund and to the Legg Mason Core4College 529 Plan, a college savings vehicle ("Institutions"). Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers of such institutional clients ("Customers" and together with Institutions, "Institutional Investors"). Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class shares, each Institutional Investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Institutional Investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432. Institutions may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Institutional Class shares are also offered for sale to employees of LMFM and spouses and children of such persons ("LMFM Staff"). LMFM Staff may purchase Institutional Class shares through a brokerage account at Legg Mason. For LMFM Staff the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

LMFM Staff wishing to open a regular, retirement or Coverdell education savings account with the fund should contact Legg Mason Mutual Funds Operations ("Mutual Funds Operations"). Retirement accounts include traditional IRAs, spousal IRAs and Roth IRAs.

Once the account is open, LMFM Staff may use the following methods to purchase additional shares of the fund:

--------------------------------------------------------------------------------
In Person                Give Mutual  Funds  Operations a check for $100 or more
                         payable to Legg Mason Wood Walker, Incorporated.
--------------------------------------------------------------------------------
Mail                     Mail your  check,  payable to Legg  Mason Wood  Walker,
                         Incorporated,  for $100 or  more,  to Legg  Mason  Wood
                         Walker,  Incorporated,  P. O. Box 1476,  Baltimore,  MD
                         21203-1476, Attn: Mutual Funds Operations.
--------------------------------------------------------------------------------
Telephone or Wire        Call your financial  adviser or Mutual Funds Operations
                         to transfer  available  cash balances in your brokerage
                         account or to transfer  money  directly  from your bank
                         account.  Wire  transfers  may be  subject to a service
                         charge by your bank.
--------------------------------------------------------------------------------
Future First(R)          To enroll  in Legg  Mason's  Future  First(R)Systematic
Systematic               Investment Plan, complete an application and mail it to
Investment Plan          Mutual  Funds  Operations.  Under  this  plan,  you may
                         arrange for automatic  monthly  investments in the fund
                         of $50 or more.  The transfer agent will transfer funds
                         monthly  from  your  Legg  Mason  account  or from your
                         checking/savings  account  to  purchase  shares  of the
                         fund.
--------------------------------------------------------------------------------

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") (for Institutional Investors) or by a Legg Mason Financial Advisor or Mutual Fund Operations (for LMFM Staff) before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m. Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. The fund is open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day they were received by the financial intermediary. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchases of Institutional Class shares by Institutional Investors can be made by wiring federal funds to State Street Bank and Trust Company, the fund's custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [Insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Institutional Investors may also purchase shares by the contribution of eligible portfolio securities, subject in each case to approval by the fund's adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to accept or reject any appropriate securities offered as payment for shares.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The fund and Legg Mason reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the fund; and to redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of the fund). In addition, the fund or Legg Mason, in its sole discretion, reserves the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors. The fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of the fund may not be qualified for sale in all states. Prospective investors should inquire as to whether shares of the fund are available for sale in their state of residence. Shares of the fund may not be offered or sold in any state unless qualified in that jurisdiction or unless an exemption from qualification is available.

Purchases of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Shares of the fund may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account registration changes:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

HOW TO SELL YOUR SHARES

Institutions may redeem shares through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedures to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or wire order. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. Customers of institutional clients may redeem only in accordance with instructions and limitations pertaining to their account at the institution.

Requests for redemption by Institutional Investors should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

LMFM Staff may use any of the following methods to redeem shares:

------------------------------------------------------------------------------
Telephone         Call your Legg Mason  Financial  Advisor or Mutual Funds
                  Operations to request a redemption. Please have the following information ready when you call: the name of the fund, the dollar amount (or number of shares) to be redeemed and your shareholder account number.

                  Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $20. For wire transfers, be sure that your financial adviser or Mutual Funds Operations has your bank account information on file.

------------------------------------------------------------------------------
Mail Send a letter to your Legg Mason Financial Advisor or to Mutual Funds Operations requesting redemption of your shares. The letter should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone other than the account holder(s) may require a
                  signature   guarantee.   You  may  obtain  a   signature
                  guarantee from most banks or securities dealers.
------------------------------------------------------------------------------

Upon receipt of a request for redemption as described below (a request "in good order") before the close of regular trading on the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of regular trading on the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Redemption orders will be processed promptly after receipt of a redemption request in good order. Payment of redemption proceeds to Institutional Investors normally will be made by wire one business day after receipt of a redemption request in good order. However, the fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days or suspend redemptions only as permitted by the Securities and Exchange Commission ("SEC"). Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of distributions paid on such shares may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

o Remitting redemption proceeds to any person, address or bank account not on record.
o Making changes to the account registration after the account has been opened.
o Transferring shares to an account in another Legg Mason Institutional fund with a different account registration.


              This supplement is dated August 8, 2003. It should be retained with your Institutional Class prospectus for future reference.